INTANGIBLE ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill at beginning of period	€ (4,399)	€ (4,123)	€ (3,464)
Intangible assets additions		(476)	(659)
Intangible assets derecognitions		200
Intangible assets and goodwill at ending of period	(4,399)	(4,399)	(4,123)
At cost [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill at beginning of period	4,409	4,592	4,592
Intangible assets additions		17
Intangible assets derecognitions		(200)
Intangible assets and goodwill at ending of period	4,409	4,409	4,592
Carrying [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill at beginning of period	10	469	1,128
Intangible assets additions		(459)	(659)
Intangible assets derecognitions
Intangible assets and goodwill at ending of period	10	10	469
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill at beginning of period	10	97
Intangible assets and goodwill at ending of period		10	97
Computer software [member] | Accumulated [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill at beginning of period	(4,399)	(4,020)	(3,461)
Intangible assets additions		(379)	(559)
Intangible assets derecognitions
Intangible assets and goodwill at ending of period	(4,399)	(4,399)	(4,020)
Computer software [member] | At cost [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill at beginning of period	4,409	4,392	4,392
Intangible assets additions		17
Intangible assets derecognitions
Intangible assets and goodwill at ending of period	4,409	4,409	4,392
Service concession arrangement [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill at beginning of period		97
Intangible assets and goodwill at ending of period			97
Service concession arrangement [Member] | Accumulated [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill at beginning of period		(103)	(3)
Intangible assets additions		(97)	(100)
Intangible assets derecognitions		200
Intangible assets and goodwill at ending of period			(103)
Service concession arrangement [Member] | At cost [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill at beginning of period		200	200
Intangible assets additions
Intangible assets derecognitions		(200)
Intangible assets and goodwill at ending of period			€ 200